Net Employee Defined Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Net Employee Defined Benefit Liabilities [Abstract]
Schedule of defined contribution plans
	Year ended December 31,
	2022	2021
	USD in thousands

Expenses in respect of defined contribution plans	2,562	876

Schedule of defined contribution plans	Changes in the defined benefit obligation and fair value of plan assets:
			Expenses recognized in profit or loss					Gain (loss) from remeasurement in OCI
	Balance as of January 1, 2022	Initial consolidation	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Return on plan assets (excluding amounts included in net interest expenses)	Actuarial gain arising from changes in financial assumptions	Actuarial loss arising from experience adjustments	Total effect on other comprehensive income for the period	Contributions by employer	Adjustments arising from translating financial statements from functional currency to presentation currency	Balance as of December 31, 2022
	USD in thousands

Defined benefit obligation	4,838	-	198	120	-	318	(1,376)	-	(258)	151	(107)	-	(511)	3,163
Fair value of plan assets	(3,398)	-	-	(56)	9	(47)	927	228	-	-	228	(187)	355	(2,123)

Net defined benefit liability (asset)	1,440	-	198	64	9	271	(449)	228	(258)	151	121	(187)	(156)	1,040

Schedule of the plan assets at fair value	The plan assets at fair value:
	December 31,
	2022	2021
	USD in thousands

Cash and cash equivalents	260	393
Equity instruments	547	1,209
Debt instruments	984	1,768
Other	332	28

Total plan assets	2,123	3,398

Schedule of principal assumptions underlying the defined benefit plan	The principal assumptions underlying the defined benefit plan:
	2022	2021
	%

Discount rate (1)	5.22	2.29
Expected rate of salary increase	3.21	3.4
(1)	The discount rate is based on high-quality CPI-linked corporate bonds.

Schedule of amount, timing and uncertainty of future cash flows	Amount, timing and uncertainty of future cash flows:
Change in defined benefit obligation
USD in thousands
December 31, 2022

Sensitivity test for changes in the expected rate of salary increase:

The change as a result of:
1% salary increase	(216)
1% salary decrease	173

Sensitivity test for changes in the discount rate of the plan assets and liability:

The change as a result of:
1% increase in discount rate	193
1% decrease in discount rate	(238)